ORGANIZATION	12 Months Ended
Dec. 31, 2013
Organization
ORGANIZATION

1.	ORGANIZATION

Newcastle Investment Corp. (and its subsidiaries, “Newcastle”) is a Maryland corporation that was formed in 2002. Newcastle focuses on opportunistically investing in, and actively managing, a variety of real estate-related and other investments. Newcastle is organized and conducts its operations to qualify as a real estate investment trust (“REIT”) for U.S. federal income tax purposes. As such, Newcastle will generally not be subject to U.S. federal corporate income tax on that portion of its net income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements.

On April 26, 2013, Newcastle announced that its board of directors had formally declared the distribution of shares of common stock of New Residential Investment Corp. (“New Residential,” NYSE: NRZ), a then wholly owned subsidiary of Newcastle. Following the spin-off, New Residential is an independent, publicly traded REIT primarily focused on investing in residential mortgage related assets. The spin-off transaction was effected as a taxable pro rata distribution by Newcastle of all the outstanding shares of common stock of New Residential to the stockholders of record of Newcastle at the close of business on May 6, 2013. The stockholders of Newcastle as of the record date received one share of New Residential common stock for each share of Newcastle common stock held.

In connection with the spin-off, Newcastle contributed to New Residential all of its investments in excess mortgage servicing rights (“Excess MSRs”) as of May 15, 2013, the non-Agency residential mortgage backed securities (“RMBS”) Newcastle had acquired since the second quarter of 2012, certain Agency ARM RMBS, the residential mortgage loans Newcastle had acquired since the beginning of 2013, its interest in a portfolio of consumer loans and a cash and cash equivalents balance of $181.6 million.

As described in more detail in Note 3, during 2013 Newcastle expanded its investments in senior housing. In addition, during the fourth quarter of 2013 Newcastle restructured its Media debt investments (which was spun-off in February 2014) and its Golf debt investment.

As a result, Newcastle changed its financial reporting segments and now conducts its business through the following segments: (i) investments in senior housing properties (“senior housing”), (ii) debt investments financed with collateralized debt obligations (“CDOs”), (iii) other debt investments (“other debt”), (iv) investments in media (“Media”), (v) investments in golf courses and facilities (“Golf”) and (vi) corporate. With respect to the CDOs and other debt investments, subject to the passing of certain periodic coverage tests, Newcastle is generally entitled to receive the net cash flows from these structures on a periodic basis.

Newcastle is party to a management agreement (the “Management Agreement”) with FIG LLC (the “Manager”), a subsidiary of Fortress Investment Group LLC (“Fortress”), under which the Manager advises Newcastle on various aspects of its business and manages its day-to-day operations, subject to the supervision of Newcastle’s board of directors. For its services, the Manager is entitled to an annual management fee and incentive compensation, both as defined in, and in accordance with the terms of, the Management Agreement. For a further discussion of the Management Agreement, see Note 17.

Newcastle has its senior housing properties managed pursuant to property management agreements (the “Senior Housing Management Agreements”) with third parties (collectively, the “Senior Housing Managers”). Currently, the Senior Housing Managers are affiliates or subsidiaries of either Holiday Acquisition Holdings LLC (“Holiday”), a portfolio company that is majority owned by private equity funds managed by an affiliate of Newcastle’s Manager, or FHC Property Management LLC (together with its subsidiaries, “Blue Harbor”), an affiliate of Newcastle’s Manager.

Approximately 6.4 million shares of Newcastle’s common stock were held by Fortress, through its affiliates, and its principals at December 31, 2013. In addition, Fortress, through its affiliates, held options relating to approximately 27.5 million shares of Newcastle’s common stock at December 31, 2013.

The following table presents information on shares of Newcastle’s common stock issued subsequent to its formation:

Year	Shares Issued	Range of Issue Prices (1)(2)	Net Proceeds (millions)
Formation - 2010	62,027,184
2011	43,153,825	$4.55 - $6.00	$210.9
2012	67,344,636	$6.22 - $6.71	$434.9
2013	178,927,850	$4.97 - $10.48	$1,262.6
December 31, 2013	351,453,495

(1)	Excludes prices of shares issued pursuant to the exercise of options and of shares issued to Newcastle’s independent directors.
(2)	On May 15, 2013, Newcastle completed the spin-off of New Residential. The May 15, 2013 closing price of Newcastle’s common stock on the NYSE was $12.33. On May 16, 2013, the opening price of Newcastle’s common stock was $5.79.